Related Party Balance and Transactions (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥) item	Dec. 31, 2020 USD ($) item	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2020 USD ($)
Related Party Transaction [Line Items]
Base commission income and sales incentive income shared with related parties	¥ 21,223		¥ 85,209	¥ 45,860
Revenue	2,451,287	$ 375,676	3,599,436	2,282,216
Amounts due to related parties	84,919		105,385
Loans to equity method investees	¥ 92,116				$ 14,117
Repayable term (in years)	1 year	1 year
Other Payables
Related Party Transaction [Line Items]
Amounts due to related parties	¥ 19,575		14,684
Parking space transaction services
Related Party Transaction [Line Items]
Revenue	184,322		28,877
Jiushen | Other Payables
Related Party Transaction [Line Items]
Amounts due to related parties	790		2,909
Jiufeng | Other Payables
Related Party Transaction [Line Items]
Amounts due to related parties	123
Jiuyi
Related Party Transaction [Line Items]
Loans to equity method investees	¥ 79,866
Annual interest (as a percent)	4.50%	4.50%
Jiuyi | Other Payables
Related Party Transaction [Line Items]
Amounts due to related parties	¥ 14,752		6,690
Jiushi
Related Party Transaction [Line Items]
Loans to equity method investees	12,250
Shanghai Lianlian | Parking space transaction services
Related Party Transaction [Line Items]
Revenue	¥ 184,322		28,877
Chongkai
Related Party Transaction [Line Items]
Number of company founders | item	2	2
Chongkai | Other Payables
Related Party Transaction [Line Items]
Amounts due to related parties	¥ 3,910		5,085
Self Commitment and Non-Group Collaborative Agreements
Related Party Transaction [Line Items]
Base commission income and sales incentive income shared with related parties	10,571		73,795	45,860
Self Commitment and Non-Group Collaborative Agreements | Jiusheng
Related Party Transaction [Line Items]
Base commission income and sales incentive income shared with related parties	2,734		261	16,985
Self Commitment and Non-Group Collaborative Agreements | Jiuchuan
Related Party Transaction [Line Items]
Base commission income and sales incentive income shared with related parties	1,825		12,727	13,428
Self Commitment and Non-Group Collaborative Agreements | Jiuyi
Related Party Transaction [Line Items]
Base commission income and sales incentive income shared with related parties	67		10,934	0
Self Commitment and Non-Group Collaborative Agreements | Decheng
Related Party Transaction [Line Items]
Base commission income and sales incentive income shared with related parties	532		2,957	585
Self Commitment and Non-Group Collaborative Agreements | Tianye
Related Party Transaction [Line Items]
Base commission income and sales incentive income shared with related parties	1,922		8,836	3,673
Self Commitment and Non-Group Collaborative Agreements | Qianli
Related Party Transaction [Line Items]
Base commission income and sales incentive income shared with related parties	0		0	11,189
Self Commitment and Non-Group Collaborative Agreements | Yunde
Related Party Transaction [Line Items]
Base commission income and sales incentive income shared with related parties	734		11,622	0
Self Commitment and Non-Group Collaborative Agreements | Detong
Related Party Transaction [Line Items]
Base commission income and sales incentive income shared with related parties	117		3,538	0
Self Commitment and Non-Group Collaborative Agreements | Qixing
Related Party Transaction [Line Items]
Base commission income and sales incentive income shared with related parties	0		2,576	0
Self Commitment and Non-Group Collaborative Agreements | Jiuzhen
Related Party Transaction [Line Items]
Base commission income and sales incentive income shared with related parties	2,640		5,074	0
Self Commitment and Non-Group Collaborative Agreements | Deyan
Related Party Transaction [Line Items]
Base commission income and sales incentive income shared with related parties	0		15,270	¥ 0
Exclusive Sales Contracts Without Sales Commitment Arrangement
Related Party Transaction [Line Items]
Base commission income and sales incentive income shared with related parties	10,652		11,414
Amounts due to related parties	11,321		11,414
Exclusive Sales Contracts Without Sales Commitment Arrangement | Jiushen
Related Party Transaction [Line Items]
Base commission income and sales incentive income shared with related parties	1,196		0
Amounts due to related parties	29
Exclusive Sales Contracts Without Sales Commitment Arrangement | Jiuyi
Related Party Transaction [Line Items]
Base commission income and sales incentive income shared with related parties	8,511		0
Amounts due to related parties	1,559
Exclusive Sales Contracts Without Sales Commitment Arrangement | Derong
Related Party Transaction [Line Items]
Base commission income and sales incentive income shared with related parties	945		11,414
Amounts due to related parties	9,733		11,414
Non-Group Collaborative Agreements
Related Party Transaction [Line Items]
Amounts due to related parties	54,023		79,287
Non-Group Collaborative Agreements | Gefei Chengyun
Related Party Transaction [Line Items]
Amounts due to related parties	10,759		10,759
Non-Group Collaborative Agreements | Jiushen
Related Party Transaction [Line Items]
Amounts due to related parties	0		1,263
Non-Group Collaborative Agreements | Jiufeng
Related Party Transaction [Line Items]
Amounts due to related parties	240		301
Non-Group Collaborative Agreements | Jiusheng
Related Party Transaction [Line Items]
Amounts due to related parties	0		2
Non-Group Collaborative Agreements | Jiuchuan
Related Party Transaction [Line Items]
Amounts due to related parties	9,175		11,154
Non-Group Collaborative Agreements | Jiuyi
Related Party Transaction [Line Items]
Amounts due to related parties	5,782		13,190
Non-Group Collaborative Agreements | Decheng
Related Party Transaction [Line Items]
Amounts due to related parties	0		3,029
Non-Group Collaborative Agreements | Tianye
Related Party Transaction [Line Items]
Amounts due to related parties	11,207		11,382
Non-Group Collaborative Agreements | Yunde
Related Party Transaction [Line Items]
Amounts due to related parties	9,794		9,730
Non-Group Collaborative Agreements | Detong
Related Party Transaction [Line Items]
Amounts due to related parties	3,274		3,538
Non-Group Collaborative Agreements | Qixing
Related Party Transaction [Line Items]
Amounts due to related parties	0		2,464
Non-Group Collaborative Agreements | Jiuzhen
Related Party Transaction [Line Items]
Amounts due to related parties	3,792		2,348
Non-Group Collaborative Agreements | Tianlin
Related Party Transaction [Line Items]
Amounts due to related parties	0		3,219
Non-Group Collaborative Agreements | Deyan
Related Party Transaction [Line Items]
Amounts due to related parties	0		6,893
Non-Group Collaborative Agreements | Jiushi
Related Party Transaction [Line Items]
Amounts due to related parties	¥ 0		¥ 15